Statement of Shareholders' Equity and Deficit - USD ($)	Total	Share Capital [member]	Contributed Surplus [member]	Warrants [member]	Deficit [member]
Beginning balance at Dec. 31, 2017	$ 9,606,798	$ 154,016,519	$ 5,146,784	$ 741,917	$ (150,298,422)
Beginning balance, share at Dec. 31, 2017		12,686,723
Statement [Line Items]
Issued pursuant to agency or common share purchase agreement	16,915,394	$ 16,915,394
Issued pursuant to agency or common share purchase agreement, shares		8,975,126
Share issue expense	(1,297,668)	$ (1,297,668)
Issued other	66,234	$ 66,234
Issued other, shares		7,500
Warrants exercised during the year	59,998	$ 59,998
Warrants exercised during the year, shares		6,500
Warrants expired during the year		$ 741,917		$ (741,917)
Stock based compensation	1,505,625		1,505,625
Net and Comprehensive loss	(22,639,272)				(22,639,272)
Ending balance at Dec. 31, 2018	$ 4,217,109	$ 170,502,394	6,652,409		(172,937,694)
Ending balance, shares at Dec. 31, 2018	21,675,849	21,675,849
Statement [Line Items]
Issued pursuant to agency or common share purchase agreement	$ 13,717,131	$ 13,717,131
Issued pursuant to agency or common share purchase agreement, shares		8,455,882
Issued private placement	5,727,971	$ 5,727,971
Issued private placement, shares		8,757,444
Share issue expense	(2,090,124)	$ (2,090,124)
Warrants exercised during the year	7,002,043	$ 7,002,043
Warrants exercised during the year, shares		1,018,506
Stock based compensation	1,651,118		1,651,118
Net and Comprehensive loss	(41,907,079)				(41,907,079)
Ending balance at Dec. 31, 2019	$ (11,681,831)	$ 194,859,415	$ 8,303,527		$ (214,844,773)
Ending balance, shares at Dec. 31, 2019	39,907,681	39,907,681